Pension and Postretirement Benefit Plans - Pension Asset Fair Value Level 3 (Details) - Qualified and Non-Pension Benefits - Level 3 - International - Funded - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Benefit Plan Information
Defined benefit plan increase (decrease) related to aggregate of net purchases and net unrealized gains and losses	$ (7.0)	$ (1.0)
Defined benefit plan increase (decrease) related to currency exchange rates	(44.0)	44.0
Defined benefit plan increase (decrease) related to Level 3 assets	$ (51.0)	$ 43.0